Business combinations	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Business combinations
13. Business combinations
13.1. The following strategic business combinations were made to form the SIGNA Sports United Business in fiscal year 2021:
Acquisition of Midwest Sports
The acquisition of Midwest Sports Supply, Inc., Cincinnati, Ohio, USA (“Midwest”), an online retailer, which closed on April 30, 2021, was a strategic investment to strengthen the activities in the Tennis business segment.
As part of the transaction, SIGNA Sports United acquired 60.61% of the shares in Midwest. The purchase price paid in cash amounted to EUR 7.7 million at the time of acquisition. At the time of the acquisition, SSU and the non-controlling
shareholders entered into a nearly symmetrical put call option that can be classified as a synthetic forward transaction. Under the options, the Group is obligated to acquire the remaining 39.39%
non-controlling
interests for a contractually agreed consideration no later than the expiry of the options on March 31, 2025. The expected payment resulting from the put option liability at the acquisition date is EUR 5.5 million. SIGNA Sports United GmbH has applied the anticipated acquisition method, whereby the put option liability is viewed as part of the consideration transferred and no non-controlling
interest is recognized.
Acquisition-related costs in the amount of EUR 0.4 million were reported within other operating expenses.

As of September 30, 2021 the purchase price allocation has been completed. The following table illustrates the recognized assets and liabilities assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.6
Intangible assets	1.7
Other non-current assets	0.3
Inventories	4.9
Trade receivables	0.1
Other current assets	0.1
Cash and cash equivalents	0.2
Other non-current liabilities	0.5
Tax liabilities	0.7
Trade payables	3.2
Other current liabilities	1.4

Total identifiable net assets acquired	2.2

Consideration transferred	13.2
Goodwill	11.0

The goodwill allocated to the expected synergies from the expansion of existing bu
s
iness activities and the expected benefits from the expansion into new markets and business segments was not
tax deductible.
The fair value of the trademarks was determined using the relief from royalty method. The fair value allocated to the customer relationship was determined using the “Multi-Period Excess Earnings Method”.
From the acquisition date on April 30, 2021, to September 30, 2021, Midwest contributed revenue of EUR 16.5 million and profit of EUR 0.5 million to the Group’s results. If the acquisition had taken place already on October 1, 2020, management estimates that the contribution to the consolidated revenue and consolidated profit would have been EUR 35.9 million and EUR 2.5 million, respectively. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on October 1, 2020.
13.2. Purchase price allocations from the previous year completed in the reporting year:
Acquisition of System Sport
The acquisition of System Sport GmbH, Munderkingen, Germany on May 31, 2020, was a strategic investment to strengthen the activities in the Teamsport & Athleisure business segment. The acquired business offers a range of techniques for textile branding.
In the course of the transaction, SIGNA Sports United acquired in addition to the already held 60% of the shares a further 40% of the shares in System Sport GmbH. The purchase price paid in cash amounted to EUR 0.7 million at the time of acquisition. No gains or losses were recognized since the carrying amount/book value of the previously held 60% was nearly equal to the fair value in the amount of EUR 1.7 million.
As a result of the business combination achieved in stages, System Sport GmbH is fully consolidated in the consolidated financial statements. In the prior year, SIGNA Sports United did not have control over System Sport GmbH. The lack of control was due to extensive approval rights in the articles of incorporation / selling and purchasing agreements for the other parties involved.

The purchase price allocation was completed in the fiscal year ending September 30, 2021. There were no changes compared to the preliminary purchase price allocation presented in the consolidated financial statements as of September 30, 2020. The assets and liabilities recognized as part of the acquisition are therefore as follows:

EUR million	Fair value at the time of acquisition
Intangible assets	0.5
Property, plant and equipment	1.0
Inventories	0.1
Trade receivables	0.1
Other current assets	0.0
Cash and cash equivalents	0.3
Trade payables	0.1
Non-current financial liabilities	0.5
Current tax liabilities	0.0
Trade payables	0.0
Other current liabilities	0.1

Value of net assets acquired	1.4

Consideration transferred	2.4

Goodwill	1.0

The goodwill allocated to the expected synergies from the expansion of existing business activities was not tax deductible.
The fair value allocated to the customer base was determined using the “Multi-Period Excess Earnings Method”.
From the acquisition date on May 31, 2020, to September 30, 2020, System Sport GmbH contributed revenue of EUR 0.5 million and profit of EUR 0.0 million to the Group’s results. If the acquisition had taken place already on October 1, 2019, management estimates that the contribution to the consolidated revenue and consolidated profit would have been EUR 1.3 million and EUR
-0.2 million,
respectively. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on October 1, 2019.